Property and Equipment, net	12 Months Ended
Jun. 30, 2024
Property and Equipment, net
Property and Equipment, net
4.	Property and Equipment, net

	As of June 30,
	2023	2024
	US$	US$

Electronic equipment, cost	2,763	66
Less: accumulated depreciation	(2,760)	(63)
Electronic equipment, net	3	3

Depreciation expenses for the years ended June 30, 2022, 2023 and 2024 were approximately US$207, US$94 and nil, respectively.

For the years ended June 30, 2022, 2023 and 2024, no impairment loss was recognized for the Company’s property and equipment.